                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09983

Morgan Stanley Technology Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
       (Address of principal executive offices)                       (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August  31, 2003

Date of reporting period: August 31, 2003


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Technology Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly you can lose money investing in this Fund.

MORGAN STANLEY TECHNOLOGY FUND
FUND REPORT
FOR THE YEAR ENDED AUGUST 31, 2003

--------------------------------------------------------------------------------
TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED AUGUST 31, 2003
--------------------------------------------------------------------------------
Class A    Class B     Class C     Class D     S&P 500 Index(1) Lipper Science
                                                                and Technology
                                                                Funds Index(2)
--------------------------------------------------------------------------------
28.93%     27.84%      27.98%      28.79%       12.06%           38.26%
--------------------------------------------------------------------------------

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

MARKET CONDITIONS

In the early stages of the 12-month period ended August 31, 2003, the long-anticipated economic recovery appeared reluctant to surface. Despite interest rates at historically low levels, corporate earnings failed to rebound as quickly as had been expected. Throughout the fiscal year, economic data transmitted mixed signals regarding the economy's underlying strength. Investor confidence continued to waver during the early part of the period, aggravated by concerns about corporate governance and the perceived lack of balance-sheet integrity. Although the weakness in equities was fairly broad based, technology companies were hit especially hard as corporations trimmed their capital spending on equipment. In addition, downward earnings revisions continued to afflict the telecommunications sector. Investor sentiment was further dampened by geopolitical tensions leading up to the war in Iraq.

While these negative forces held investors' attention during most of the first three months of 2003, financial conditions under the surface were improving. Accommodative fiscal and monetary policy signaled to many that the economy might potentially recover in the near future. Recognizing strong values among equities, investors began to return to the market by the end of March. The surprisingly quick resolution to the Iraq conflict triggered a strong market rally that by the end of the period saw the S&P 500 Index appreciate more than 25 percent from its mid-March lows. The defensive sectors and securities that had led during the bear market period fell behind more cyclical sectors as investors' expectations for the economy improved. The best performing groups as the market rallied were technology, financials, consumer cyclicals and basic materials.

After a two-and-a-half-year downward spiral, fundamentals in the technology sector bottomed out in the first and second quarter of 2003. From that time through the end of the period, the sector witnessed a gradual recovery in revenues and business fundamentals. This recovery was fueled largely by a resurgence in demand for personal computers (PCs) and handsets. PC sales benefited from an uptick in corporate and consumer upgrades after holding off for the previous few years.

PERFORMANCE ANALYSIS
The Fund's emphasis on the technology sector, which led the market over the past several months, resulted in considerable outperformance relative to the S&P 500. Positive contributors for the Fund included its investments in the areas of semiconductor capital equipment, semiconductors and contract manufacturers. The upsurge in technology led to a sharp increase in revenues for these companies, as PCs and handsets are responsible for 65 to 70 percent of semiconductor demand. We increased the Fund's allocation to these industries during the period based on our belief that they stand to gain from any uptick in corporate spending on information technology (IT).

Computer services benefited from the continuing trend towards outsourcing and accelerated spending by the federal government on IT. By updating its antiquated IT architecture, the federal government is attempting to bring corporate efficiencies and cost savings to the public sector. Outsourcing has become an increasing trend in the corporate world as well, as companies look to control costs by outsourcing non-core functions.

While software companies performed strongly, they lagged the broader technology sector in the rally. We have seen signs of an uptick in this industry as corporations have shown a renewed willingness to reinvest in their IT infrastructure. Companies focused on strategic areas such as data security have garnered much of the performance in this sector. Data security is increasingly important as corporations and individual users rely more and more on the Internet and networked environments.

On April 24, 2003, the Board of Trustees approved an Agreement and Plan of Reorganization by and between the Fund and Morgan Stanley Information Fund pursuant to which substantially all of the assets of the Fund would be combined with those of Morgan Stanley Information Fund and shareholders of the Fund would become shareholders of Morgan Stanley Information Fund receiving shares of Morgan Stanley Information Fund equal to the value of their holdings in the Fund. Each shareholder of the Fund will receive the Class of shares of Morgan Stanley Information Fund that corresponds to the Class of shares of the Fund currently held by that shareholder. The Reorganization was approved by shareholders of the Fund at a special meeting of shareholders held on September 30, 2003.

ANNUAL HOUSEHOLDING NOTICE

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 am to 8:00 pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling (800) 869-NEWS. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
                                 Top 10 Holdings
--------------------------------------------------------------------------------
INTEL CORP.                                                               4.3%
--------------------------------------------------------------------------------
MICROSOFT CORP.                                                           3.8
--------------------------------------------------------------------------------
ORACLE CORP.                                                              3.3
--------------------------------------------------------------------------------
AMGEN INC.                                                                2.4
--------------------------------------------------------------------------------
KLA TENCOR CORP.                                                          2.4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MAXIM INTEGRATED PRODS INC.                                               2.1
--------------------------------------------------------------------------------
SYMANTEC CORP.                                                            2.1
--------------------------------------------------------------------------------
CISCO SYSTEMS INC.                                                        2.1
--------------------------------------------------------------------------------
ANTEON INTERNATIONAL CORP.                                                1.9
--------------------------------------------------------------------------------
LINEAR TECHNOLOGY CORP.                                                   1.9
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                               Top Five Industries
--------------------------------------------------------------------------------
SEMICONDUCTORS                                                            23.0%
--------------------------------------------------------------------------------
PACKAGED SOFTWARE                                                         16.5
--------------------------------------------------------------------------------
ELECTRONIC PRODUCTION EQUIPMENT                                           7.0
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT                                              6.7
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY SERVICES                                           5.9
--------------------------------------------------------------------------------

Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

                         MORGAN STANLEY TECHNOLOGY FUND

                        FUND PERFORMANCE AUGUST 31, 2003

                       PERFORMANCE OF A $10,000 INVESTMENT

           Date           Class A       Class B       Class C        Class D       S&P 500          Lipper
-----------------------------------------------------------------------------------------------------------
     October 27, 2000      $9,475       $10,000       $10,000        $10,000       $10,000         $10,000
-----------------------------------------------------------------------------------------------------------
    November 30, 2000      $7,021        $7,410        $7,410         $7,410        $9,545          $7,642
-----------------------------------------------------------------------------------------------------------
    February 28, 2001      $5,211        $5,490        $5,490         $5,500        $9,026          $6,159
-----------------------------------------------------------------------------------------------------------
       May 31, 2001        $4,728        $4,970        $4,970         $4,990        $9,173          $5,990
-----------------------------------------------------------------------------------------------------------
     August 31, 2001       $3,544        $3,710        $3,710         $3,740        $8,307          $4,742
-----------------------------------------------------------------------------------------------------------
    November 30, 2001      $3,771        $3,950        $3,950         $3,990        $8,379          $4,913
-----------------------------------------------------------------------------------------------------------
    February 28, 2002      $2,966        $3,100        $3,100         $3,140        $8,169          $4,202
-----------------------------------------------------------------------------------------------------------
       May 31, 2002        $2,596        $2,710        $2,700         $2,750        $7,904          $3,828
-----------------------------------------------------------------------------------------------------------
     August 31, 2002       $1,867        $1,940        $1,930         $1,980        $6,813          $2,899
-----------------------------------------------------------------------------------------------------------
    November 30, 2002      $2,189        $2,270        $2,260         $2,320        $6,996          $3,312
-----------------------------------------------------------------------------------------------------------
    February 28, 2003      $1,848        $1,910        $1,900         $1,960        $6,317          $2,888
-----------------------------------------------------------------------------------------------------------
       May 31, 2003        $2,170        $2,240        $2,230         $2,300        $7,267          $3,520
-----------------------------------------------------------------------------------------------------------
     August 31, 2003       $2,407[+/+]   $2,406[+/+]   $2,470[+/+]    $2,550[+/+]   $7,635          $4,008
-----------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
 ---- Class A       --- Class B          --- Class C       --- Class D        ---- S&P 500 (1)     ------- Lipper (2)
---------------------------------------------------------------------------------------------------------------------

        Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

           AVERAGE ANNUAL TOTAL RETURNS-PERIOD ENDED AUGUST 31, 2003

                   ---------------------------------------------------------------------------
                   CLASS A SHARES*    CLASS B SHARES **   CLASS C SHARES +   CLASS D SHARES ++
                      10/27/00            10/27/00           10/27/00           10/27/00
         Symbol        TEKAX               TEKBX               TEKCX             TEKDX
                   ---------------------------------------------------------------------------
                   ---------------------------------------------------------------------------
         1 Year        28.93 % (3)         27.84 % (3)         27.98 % (3)       28.79 % (3)
                   ---------------------------------------------------------------------------
                       22.16   (4)         22.84   (4)         26.98   (4)
                   ---------------------------------------------------------------------------

                   ---------------------------------------------------------------------------
Since Inception       (38.26)  (3)        (38.78)  (3)        (38.86)  (3)      (38.17) (3)
                   ---------------------------------------------------------------------------
                      (39.42)  (4)        (39.43)  (4)        (38.86)  (4)
                   ---------------------------------------------------------------------------

1.) The Standard and Poor's 500 Index (S&P 500 (R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

2.) The Lipper Science & Technology Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Science & Technology Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

3.) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

4.) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

*      The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.

++     Class D has no sales charge.

[+/+]  Closing value assuming a complete redemption on August 31, 2003.

MORGAN STANLEY TECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS  AUGUST 31, 2003

  NUMBER OF
   SHARES                                                                                                    VALUE
--------------------------------------------------------------------------------------------------------------------------
                COMMON STOCKS (100.4%)
                Advertising/Marketing Services (1.1%)
   200,000      Gemstar-TV Guide International, Inc.                          *                      $            964,000
    50,000      Getty Images, Inc.                                            *                                 2,040,000
                                                                                                     ---------------------
                                                                                                                3,004,000
                                                                                                     ---------------------
                Biotechnology (5.1%)
   100,000      Amgen Inc.                                                    *                                 6,590,000
   100,000      Celgene Corp.                                                 *                                 3,849,000
   100,000      MedImmune, Inc.                                               *                                 3,487,000
                                                                                                     ---------------------
                                                                                                               13,926,000
                                                                                                     ---------------------
                Broadcasting (0.1%)
    10,100      Citadel Broadcasting Corp.                                    *                                   223,008
                                                                                                     ---------------------

                Cable/Satellite TV (1.2%)
   750,000      Charter Communications, Inc. (Class A)                        *                                 3,375,000
                                                                                                     ---------------------

                Computer Communications (5.3%)
   300,000      3Com Corp.                                                    *                                 1,710,000
   296,750      Cisco Systems, Inc.                                           *                                 5,682,762
   150,000      Emulex Corp.                                                  *                                 3,631,500
   150,000      NetScreen Technologies, Inc.                                  *                                 3,589,500
                                                                                                     ---------------------
                                                                                                               14,613,762
                                                                                                     ---------------------
                Computer Peripherals (4.7%)
   225,000      EMC Corp.                                                     *                                 2,868,750
   250,000      Maxtor Corp.                                                  *                                 2,857,500
   200,000      Network Appliance, Inc.                                       *                                 4,482,000
    24,300      Seagate Technology (ADR) (Cayman Islands)                                                         559,143
    54,000      Storage Technology Corp.                                      *                                 1,382,940
    15,000      Zebra Technologies Corp. (Class A)                            *                                   804,300
                                                                                                     ---------------------
                                                                                                               12,954,633
                                                                                                     ---------------------
                Computer Processing Hardware (2.6%)
   144,000      Dell Inc.                                                     *                                 4,698,720
   120,750      Hewlett-Packard Co.                                                                             2,405,340
                                                                                                     ---------------------
                                                                                                                7,104,060
                                                                                                     ---------------------
                Data Processing Services (3.6%)
    75,000      Affiliated Computer Services, Inc. (Class A)                  *                                 3,720,750
   110,000      Computer Sciences Corp.                                       *                                 4,682,700
    50,000      SunGard Data Systems Inc.                                     *                                 1,410,000
                                                                                                     ---------------------
                                                                                                                9,813,450
                                                                                                     ---------------------
                Electronic Components (4.7%)
    26,500      Amphenol Corp. (Class A)                                      *                                 1,445,045
   100,000      Celestica, Inc.                                               *                                 1,755,000
   100,000      Cree, Inc.                                                    *                                 1,582,000
   100,000      Flextronics International Ltd. (Singapore)                    *                                 1,349,000
    90,000      QLogic Corp.                                                  *                                 4,411,800
   400,000      Solectron Corp.                                               *                                 2,372,000
                                                                                                     ---------------------
                                                                                                               12,914,845
                                                                                                     ---------------------
                Electronic Distributors (0.8%)
    44,100      CDW Corp.                                                     *                                 2,276,001
                                                                                                     ---------------------

                Electronic Equipment/Instruments (1.3%)
    80,000      Coherent, Inc.                                                *                                 2,096,000
   100,000      Symbol Technologies, Inc.                                                                       1,354,000
                                                                                                     ---------------------
                                                                                                                3,450,000
                                                                                                     ---------------------
                Electronic Production Equipment (7.0%)
   150,000      Amkor Technology, Inc.                                        *                                 2,637,000
    90,000      Applied Materials, Inc.                                       *                                 1,944,000
    20,000      ASML Holding N.V. (Netherlands)                               *                                   318,000
    50,000      August Technology Corp.                                       *                                   520,000
   110,000      KLA-Tencor Corp.                                              *                                 6,529,600
   110,000      Lam Research Corp.                                            *                                 2,829,200
   115,000      Novellus Systems, Inc.                                        *                                 4,595,400
                                                                                                     ---------------------
                                                                                                               19,373,200
                                                                                                     ---------------------




                Information Technology Services (5.9%)
   160,000      Anteon International Corp.                                    *                                 5,204,800
   200,000      BearingPoint, Inc.                                            *                                 1,640,000
    34,300      Infosys Technologies Ltd. (ADR) (India)                                                         1,943,095


                                                  SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY TECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS  AUGUST 31, 2003

  NUMBER OF
   SHARES                                                                                                    VALUE
---------------------------------------------------------------------------------------------------------------------------
    50,000      International Business Machines Corp.                                                            4,100,500
    75,000      PeopleSoft, Inc.                                              *                                  1,357,500
   150,000      Unisys Corp.                                                  *                                  1,947,000
                                                                                                      ---------------------
                                                                                                                16,192,895
                                                                                                      ---------------------
                Internet Retail (1.6%)
   120,000      InterActiveCorp.                                              *                                  4,441,200
                                                                                                      ---------------------

                Internet Software/Services (2.7%)
   110,000      BEA Systems, Inc.                                             *                                  1,490,500
   100,000      Siebel Systems, Inc.                                          *                                  1,008,000
   110,000      VeriSign, Inc.                                                *                                  1,646,700
    96,179      Yahoo! Inc.                                                   *                                  3,212,379
                                                                                                      ---------------------
                                                                                                                 7,357,579
                                                                                                      ---------------------
                Media Conglomerates (0.7%)
   110,000      AOL Time Warner Inc.                                          *                                  1,799,600
                                                                                                      ---------------------

                Medical Specialties (1.4%)
    75,000      Medtronic, Inc.                                                                                  3,718,500
                                                                                                      ---------------------

                Other Consumer Services (1.4%)
    44,000      Apollo Group, Inc. (Class A)                                  *                                  2,819,080
    25,000      Priceline.com Inc.                                            *                                    987,250
                                                                                                      ---------------------
                                                                                                                 3,806,330
                                                                                                      ---------------------
                Packaged Software (16.5%)
   100,000      Adobe Systems Inc.                                                                               3,883,000
    50,000      Mercury Interactive Corp.                                     *                                  2,194,500
   350,000      Micromuse Inc.                                                *                                  2,863,000
   397,000      Microsoft Corp.                                                                                 10,528,440
   700,000      Oracle Corp.                                                  *                                  8,946,000
   250,000      Quest Software, Inc.                                          *                                  2,652,500
   200,000      Red Hat, Inc.                                                 *                                  1,456,000
   110,000      SAP AG (ADR) (Germany)                                                                           3,293,400
   100,000      Symantec Corp.                                                *                                  5,743,000
   107,552      VERITAS Software Corp.                                        *                                  3,708,393
                                                                                                      ---------------------
                                                                                                                45,268,233
                                                                                                      ---------------------
                Recreational Products (0.8%)
    25,000      Electronic Arts Inc.                                          *                                  2,243,750
                                                                                                      ---------------------

                Semiconductors (23.0%)
   150,000      Altera Corp.                                                  *                                  3,366,000
   100,000      Analog Devices, Inc.                                          *                                  4,100,000
   200,000      Applied Micro Circuits Corp.                                  *                                  1,162,000
   100,000      Broadcom Corp. (Class A)                                      *                                  2,748,000
    75,000      Cypress Semiconductor Corp.                                   *                                  1,392,750
   100,000      GlobespanVirata, Inc.                                         *                                    761,000
   410,000      Intel Corp.                                                                                     11,734,200
   125,000      Linear Technology Corp.                                                                          5,152,500
   111,000      Marvell Technology Group Ltd. (Bermuda)                       *                                  4,680,870
   130,000      Maxim Integrated Products, Inc.                                                                  5,838,300
   150,000      Micrel, Inc.                                                  *                                  2,040,000
   111,000      Microchip Technology Inc.                                                                        3,109,110
   350,000      Micron Technology, Inc.                                       *                                  5,026,000
   150,000      PMC - Sierra, Inc.                                            *                                  2,139,000
   300,000      RF Micro Devices, Inc.                                        *                                  2,646,000
   520,000      Vitesse Semiconductor Corp.                                   *                                  3,551,600
   120,000      Xilinx, Inc.                                                  *                                  3,700,800
                                                                                                      ---------------------
                                                                                                                63,148,130
                                                                                                      ---------------------
                Telecommunication Equipment (6.7%)
   150,000      Comverse Technology, Inc.                                     *                                  2,473,500
   150,000      Corning Inc.                                                  *                                  1,237,500
    50,000      Harris Corp.                                                                                     1,660,000
   500,000      Lucent Technologies Inc.                                      *                                    955,000
    90,000      Nokia Corp. (ADR) (Finland)                                                                      1,466,100
   700,000      Nortel Networks Corp. (Canada)                                *                                  2,275,000
   100,000      QUALCOMM Inc.                                                                                    4,128,000
   100,000      UTStarcom, Inc.                                               *                                  4,296,000
                                                                                                     ---------------------
                                                                                                                18,491,100
                                                                                                     ---------------------

                                                  SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY TECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS  AUGUST 31, 2003

  NUMBER OF
   SHARES                                                                                                    VALUE
---------------------------------------------------------------------------------------------------------------------------

                Wireless Telecommunications (2.2%)
   350,000      AT&T Wireless Services Inc.                                   *                                  3,017,000
    50,000      NII Holdings, Inc. (Class B)                                  *                                  3,149,500
                                                                                                     ---------------------
                                                                                                                 6,166,500
                                                                                                     ---------------------

                TOTAL INVESTMENTS
                  (Cost $253,430,836) (a)                                             100.4%                  275,661,776
                LIABILITIES IN EXCESS OF OTHER ASSETS                                 (0.4)                    (1,192,037)
                                                                                  ---------------    ---------------------
                NET ASSETS                                                            100.0%                 $274,469,739
                                                                                  ===============    =====================


-------------
     ADR        American Depository Receipt.
      *         Non-income producing security.
     (a)        The aggregate cost for federal income tax
                purposes is $266,684,892. The aggregate gross
                unrealized appreciation is $28,666,220 and the
                aggregate gross unrealized depreciation is
                $19,689,336, resulting in net unrealized
                appreciation of $8,976,884.


                                              SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY TECHNOLOGY FUND
FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2003


ASSETS:
Investments in securities, at value
    (cost $253,430,836)                                            $275,661,776
Receivable for:

    Investments sold                                                  1,670,801
    Shares of beneficial interest sold                                   67,658
    Dividends                                                            39,200

Prepaid expenses and other assets                                        28,370

                                                              -----------------
      TOTAL ASSETS                                                  277,467,805
                                                              -----------------
LIABILITIES:
Payable for:

    Investment management fee                                           223,032
    Distribution fee                                                    202,863
    Shares of beneficial interest redeemed                              191,209

Payable to bank                                                       1,936,328
Accrued expenses and other payables                                     444,634
                                                              -----------------
      TOTAL LIABILITIES                                               2,998,066
                                                              -----------------

      NET ASSETS                                                   $274,469,739
                                                              =================
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                  $1,362,650,973
Net unrealized appreciation                                          22,230,940
Net investment loss                                                        (364)
Accumulated net realized loss                                    (1,110,411,810)
                                                              -----------------
      NET ASSETS                                                   $274,469,739
                                                              =================
CLASS A SHARES:
Net Assets                                                          $19,764,184
Shares Outstanding (unlimited authorized,
    $.01 par value)                                                   7,795,215
    NET ASSET VALUE PER SHARE                                             $2.54
                                                                          =====

    MAXIMUM OFFERING PRICE PER SHARE,
        (net asset value plus 5.54% of
        net asset value)                                                  $2.68
                                                                          =====
CLASS B SHARES:
Net Assets                                                         $212,638,694
Shares Outstanding (unlimited authorized,
    $.01 par value)                                                  85,714,858
    NET ASSET VALUE PER SHARE                                             $2.48
                                                                          =====

CLASS C SHARES:
Net Assets                                                          $33,045,609
Shares Outstanding (unlimited authorized,
    $.01 par value)                                                  13,388,392
    NET ASSET VALUE PER SHARE                                             $2.47
                                                                          =====

CLASS D SHARES:
Net Assets                                                           $9,021,252
Shares Outstanding (unlimited authorized,
    $.01 par value)                                                   3,536,714
    NET ASSET VALUE PER SHARE                                             $2.55
                                                                          =====


                See Notes to Financial Statements

MORGAN STANLEY TECHNOLOGY FUND
Financial Statements, continued
STATEMENT OF OPERATIONS
For the year ended August 31, 2003

NET INVESTMENT LOSS:
INCOME
Dividends (net of $7,147 foreign
withholding tax)                                                       $407,607
Interest                                                                 45,948

                                                              ------------------
    TOTAL INCOME                                                        453,555
                                                              ------------------
EXPENSES
Investment management fee                                             2,532,608
Distribution fee (Class A shares)                                        47,123
Distribution fee (Class B shares)                                     1,950,422
Distribution fee (Class C shares)                                       300,234
Transfer agent fees and expenses                                      1,701,576
Shareholder reports and notices                                         447,646
Professional fees                                                       134,576
Registration fees                                                        75,049
Trustees' fees and expenses                                              13,359
Other                                                                    18,093
                                                              ------------------
    TOTAL EXPENSES                                                    7,220,686
                                                              ------------------
    NET INVESTMENT LOSS                                              (6,767,131)
                                                              ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss                                                  (165,518,706)
Net change in unrealized depreciation                               234,397,205
                                                              ------------------
    NET GAIN                                                         68,878,499
                                                              ------------------
NET INCREASE                                                        $62,111,368
                                                              ==================


                        See Notes to Financial Statements

MORGAN STANLEY TECHNOLOGY FUND
Financial Statements, continued
STATEMENT OF CHANGES IN NET ASSETS

                                               FOR THE YEAR      FOR THE YEAR
                                                  ENDED             ENDED
                                             AUGUST 31, 2003   AUGUST 31, 2002
                                            ----------------- ------------------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                              $(6,767,131)     $(11,033,092)
Net realized loss                               (165,518,706)     (408,037,298)
Net change in unrealized depreciation            234,397,205       158,223,428
                                            ----------------- ------------------
       NET INCREASE (DECREASE)                    62,111,368      (260,846,962)

Net decrease from transactions in shares
  of beneficial interest                         (54,330,781)      (51,706,927)
                                            ----------------- ------------------

       NET INCREASE (DECREASE)                     7,780,587      (312,553,889)
NET ASSETS:
Beginning of period                              266,689,152       579,243,041
                                            ----------------- ------------------
END OF PERIOD
(Including a net investment loss of $364
  and $0, respectively)                         $274,469,739      $266,689,152
                                            ================= ==================




                        See Notes to Financial Statements

MORGAN STANLEY TECHNOLOGY FUND
NOTES TO FINANCIAL STATEMENTS August 31, 2003

1. ORGANIZATION AND  ACCOUNTING POLICIES

Morgan Stanley Technology Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of companies of any asset size engaged in technology and technology-related industries. The Fund was organized as a Massachusetts business trust on June 14, 2000 and commenced operations on October 27, 2000.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") and/or Morgan Stanley Investment Management Inc. (the "Sub-Advisor"), an affiliate of the Investment Manager, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-

MORGAN STANLEY TECHNOLOGY FUND
NOTES TO FINANCIAL STATEMENTS August 31, 2003 continued

term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.


B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts - The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the

MORGAN STANLEY TECHNOLOGY FUND
NOTES TO FINANCIAL STATEMENTS August 31, 2003 continued

currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Federal Income Tax Policy - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.


2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.0% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager paid the Sub-Advisor compensation of $1,013,043 for the year ended August 31, 2003.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

MORGAN STANLEY TECHNOLOGY FUND
NOTES TO FINANCIAL STATEMENTS August 31, 2003 continued

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $54,696,250 at August 31, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended August 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.99%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $937,169 and $5,734, respectively and received $38,150 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 2003 aggregated $275,212,670, and $335,015,468, respectively. Included in the aforementioned are sales with other Morgan Stanley funds of $322,700, including a net realized gain of $4,100.

For the year ended August 31, 2003, the Fund incurred $71,148 in brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, Sub-Advisor and Distributor, for portfolio transactions executed on behalf of the Fund.

At August 31, 2003, Morgan Stanley Fund of Funds - Domestic Portfolio, an affiliate of the Investment Manager, Sub-Advisor and Distributor, owned 451,741 Class D shares of beneficial interest of the Fund.

MORGAN STANLEY TECHNOLOGY FUND
NOTES TO FINANCIAL STATEMENTS August 31, 2003 continued

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent. At August 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $13,600.


5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:


                                   FOR THE YEAR                      FOR THE YEAR
                                      ENDED                              ENDED
                                 AUGUST 31, 2003                   AUGUST 31, 2002
                         -------------------------------   ------------------------------
                              SHARES           AMOUNT           SHARES          AMOUNT
                         --------------   --------------   --------------   -------------
CLASS A SHARES
Sold ...................     2,090,999    $   4,173,257        3,093,502    $   9,766,147
Redeemed ...............    (4,593,565)      (9,363,824)      (5,280,732)     (17,450,389)
                         -------------    -------------    -------------    -------------
Net decrease - Class A .    (2,502,566)      (5,190,567)      (2,187,230)      (7,684,242)
                         -------------    -------------    -------------    -------------

CLASS B SHARES
Sold ...................    10,465,482       21,081,182       28,876,946       95,755,441
Redeemed ...............   (30,413,898)     (61,346,834)     (39,915,573)    (122,157,534)
                         -------------    -------------    -------------    -------------
Net decrease - Class B .   (19,948,416)     (40,265,652)     (11,038,627)     (26,402,093)
                         -------------    -------------    -------------    -------------

CLASS C SHARES
Sold ...................     1,684,036        3,449,894        3,635,631       11,409,732
Redeemed ...............    (4,827,587)      (9,819,809)      (6,793,756)     (21,736,036)
                         -------------    -------------    -------------    -------------
Net decrease - Class C .    (3,143,551)      (6,369,915)      (3,158,125)     (10,326,304)
                         -------------    -------------    -------------    -------------

CLASS D SHARES
Sold ...................     2,011,288        4,105,835        1,790,179        5,633,253
Redeemed ...............    (3,066,610)      (6,610,482)      (4,176,572)     (12,927,541)
                         -------------    -------------    -------------    -------------
Net decrease - Class D .    (1,055,322)      (2,504,647)      (2,386,393)      (7,294,288)
                         -------------    -------------    -------------    -------------
Net decrease in Fund ...   (26,649,855)   $ (54,330,781)     (18,770,375)   $ (51,706,927)
                         =============    =============    =============    =============


6. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

MORGAN STANLEY TECHNOLOGY FUND
NOTES TO FINANCIAL STATEMENTS August 31, 2003 continued

Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of August 31, 2003, the tax-basis components of accumulated losses were as follows:


Net accumulated earnings                                             -
Capital loss carryforward*                                     ($955,908,474)
Post-October losses                                             (141,249,644)
Net unrealized appreciation                                        8,976,884
                                                             ---------------

Total accumulated losses                                     ($1,088,181,234)
                                                             ================

*As of August 31, 2003, the Fund had a net capital loss carryforward of $955,908,474 of which $562,408,797 will expire on August 31, 2010 and
$393,499,677 will expire on August 31, 2011 to offset future capital gains to the extent provided by regulations.

As of August 31, 2003, the Fund had temporary book/tax differences attributable to post-October losses (capital and foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss and nondeductible expenses. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $6,767,131, accumulated net realized loss was credited $364 and net investment loss was credited $6,766,767.


7. LITIGATION

Beginning on July 31, 2002, several purported class action complaints were filed against Morgan Stanley, the Fund, the Sub-Advisor and certain subsidiaries of Morgan Stanley, alleging securities fraud violations in connection with the underwriting and management of the Fund. Plaintiffs allege in theses cases that Morgan Stanley analysts issued overly optimistic stock recommendations to obtain investment banking business and that the desire to obtain investment banking business influenced decisions by the Fund's Sub-Advisor. On August 29, 2003, the U.S. District Court for the Southern District of New York entered an Order approving the parties' stipulation to stay the case pending the decision of the U.S. Circuit Court of Appeals for the Second Circuit in an appeal from the dismissal of a similar case brought against another party by the same plaintiffs' law firm.

The Fund and Morgan Stanley believe these lawsuits have no merit, and no provision has been made in the Fund's financial statements for the effect, if any, of such matters.

MORGAN STANLEY TECHNOLOGY FUND
NOTES TO FINANCIAL STATEMENTS August 31, 2003 continued

8.  SUBSEQUENT EVENT - FUND MERGER

On October 6, 2003, the Fund was acquired by Morgan Stanley Information Fund ("Information") based on the respective valuations as of the close of business on October 3, 2003 pursuant to a Plan of Reorganization approved by the shareholders of the Fund on September 30, 2003. The acquisition was accomplished by a tax-free exchange of 2,031,354 Class A shares of Information at a net asset value of $9.58 per share for 7,513,659 Class A shares of the Fund; 23,335,652 Class B shares of Information at a net asset value of $9.08 per share for 83,750,085 Class B shares of the Fund; 3,616,872 Class C shares of Information at a net asset value of $9.08 per share for 13,032,221 Class C shares of the Fund; 908,132 Class D shares of Information at a net asset value of $9.73 per share for 3,398,510 Class D shares of the Fund. The net assets of Information and the Fund immediately before the acquisition were $560,412,309 and $272,963,163, respectively, including unrealized appreciation of $26,322,101 for the Fund. Immediately after the acquisition, the combined net assets of Information amounted to $833,375,472.

MORGAN STANLEY TECHNOLOGY FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                           FOR THE PERIOD
                                                    FOR THE YEAR                 FOR THE YEAR             OCTOBER 27, 2000*
                                                        ENDED                        ENDED                    THROUGH
                                                  AUGUST 31, 2003              AUGUST 31, 2002            AUGUST 31, 2001
                                              --------------------------    -----------------------   -------------------------
CLASS A SHARES
SELECTED PER SHARE DATA:

Net asset value, beginning of period .......                      $1.97                      $3.74                      $10.00
                                              --------------------------    -----------------------   -------------------------

Income (loss) from investment operations:
    Net investment loss[+/+] ...............                      (0.04)                     (0.05)                      (0.05)
    Net realized and unrealized gain (loss)                        0.61                      (1.72)                      (6.21)
                                              --------------------------    -----------------------   -------------------------

Total income (loss) from investment
    operations .............................                       0.57                      (1.77)                      (6.26)
                                              --------------------------    -----------------------   -------------------------

Net asset value, end of period .............                      $2.54                      $1.97                       $3.74
                                              ==========================    =======================   =========================

TOTAL RETURN+ ..............................                      28.93 %                   (47.33)%                    (62.60)%(1)

RATIOS TO AVERAGE NET ASSETS  (3):
Expenses ...................................                       2.19 %                     1.76 %                      1.54 %(2)
Net investment loss ........................                      (2.01)%                    (1.65)%                     (1.11)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ....                    $19,764                    $20,302                     $46,680
Portfolio turnover rate ....................                        110 %                      100 %                        95 %(1)


------------------------
      *       Commencement of operations.
      [+/+] The per share amounts were computed using an average number of shares outstanding during the period.
      + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
     (1)      Not annualized.
     (2)      Annualized.
     (3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY TECHNOLOGY FUND
FINANCIAL HIGHLIGHTS continued

                                                                                                       FOR THE PERIOD
                                                   FOR THE YEAR               FOR THE YEAR            OCTOBER 27, 2000*
                                                       ENDED                      ENDED                    THROUGH
                                                  AUGUST 31, 2003            AUGUST 31, 2002           AUGUST 31, 2001
                                             --------------------------  ------------------------  ------------------------
CLASS B SHARES
SELECTED PER SHARE DATA:

Net asset value, beginning of period .......                     $1.94                     $3.71                    $10.00
                                             --------------------------  ------------------------  ------------------------

Income (loss) from investment operations:
    Net investment loss[+/+] ...............                     (0.06)                    (0.08)                    (0.09)
    Net realized and unrealized gain (loss)                       0.60                     (1.69)                    (6.20)
                                             --------------------------  ------------------------  ------------------------

Total income (loss) from investment
    operations .............................                      0.54                     (1.77)                    (6.29)
                                             --------------------------  ------------------------  ------------------------

Net asset value, end of period .............                     $2.48                     $1.94                     $3.71
                                             ==========================  ========================  ========================

TOTAL RETURN+ ..............................                     27.84 %                  (47.71)%                  (62.90)%(1)

RATIOS TO AVERAGE NET ASSETS (3):
Expenses ...................................                      2.94 %                    2.51 %                    2.32 %(2)
Net investment loss ........................                     (2.76)%                   (2.40)%                   (1.89)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ....                  $212,639                  $205,338                  $433,330
Portfolio turnover rate ....................                       110 %                     100 %                      95 %(1)


------------------------
       *        Commencement of operations.
       [+/+] The per share amounts were computed using an average number of shares outstanding during the period.
       + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
      (1)       Not annualized.
      (2)       Annualized.
      (3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY TECHNOLOGY FUND
FINANCIAL HIGHLIGHTS continued

                                                                                                       FOR THE PERIOD
                                                  FOR THE YEAR               FOR THE YEAR             OCTOBER 27, 2000*
                                                      ENDED                      ENDED                    THROUGH
                                                 AUGUST 31, 2003           AUGUST 31, 2002            AUGUST 31, 2001
                                            --------------------------   ----------------------   -------------------------
CLASS C SHARES
SELECTED PER SHARE DATA:

Net asset value, beginning of period ......                     $1.93                    $3.71                      $10.00
                                            --------------------------   ----------------------   -------------------------

Income (loss) from investment operations:
    Net investment loss[+/+] ..............                     (0.06)                   (0.08)                      (0.09)
    Net realized and unrealized gain (loss)                      0.60                    (1.70)                      (6.20)
                                            --------------------------   ----------------------   -------------------------

Total income (loss) from investment
    operations ............................                      0.54                    (1.78)                      (6.29)
                                            --------------------------   ----------------------   -------------------------

Net asset value, end of period ............                     $2.47                    $1.93                       $3.71
                                            ==========================   ======================   =========================

TOTAL RETURN+ .............................                     27.98 %                 (47.98)%                    (62.90)%(1)

RATIOS TO AVERAGE NET ASSETS (3):
Expenses ..................................                      2.93 %                   2.51 %                      2.32 %(2)
Net investment loss .......................                     (2.75)%                  (2.40)%                     (1.89)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...                   $33,046                  $31,960                     $73,111
Portfolio turnover rate ...................                       110 %                    100 %                        95 %(1)

------------------------
       *        Commencement of operations.
       [+/+] The per share amounts were computed using an average number of shares outstanding during the period.
       + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
      (1)       Not annualized.
      (2)       Annualized.
      (3) Reflects overall Fund ratios for investment income and non-class specific expenses.



                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY TECHNOLOGY FUND
FINANCIAL HIGHLIGHTS continued

                                                                                                      FOR THE PERIOD
                                                   FOR THE YEAR               FOR THE YEAR           OCTOBER 27, 2000*
                                                       ENDED                      ENDED                   THROUGH
                                                  AUGUST 31, 2003            AUGUST 31, 2002          AUGUST 31, 2001
                                             ---------------------------   ---------------------  -------------------------
CLASS D SHARES
SELECTED PER SHARE DATA:

Net asset value, beginning of period .......                      $1.98                   $3.74                     $10.00
                                             ---------------------------   ---------------------  -------------------------

Income (loss) from investment operations:
    Net investment loss[+/+] ...............                      (0.04)                  (0.05)                     (0.05)
    Net realized and unrealized gain (loss)                        0.61                   (1.71)                     (6.21)
                                             ---------------------------   ---------------------  -------------------------

Total income (loss) from investment
    operations .............................                       0.57                   (1.76)                     (6.26)
                                             ---------------------------   ---------------------  -------------------------

Net asset value, end of period .............                      $2.55                   $1.98                      $3.74
                                             ===========================   =====================  =========================

TOTAL RETURN+ ..............................                      28.79 %                (47.06)%                   (62.60)%(1)

RATIOS TO AVERAGE NET ASSETS (3):
Expenses ...................................                       1.94 %                  1.51 %                     1.32 %(2)
Net investment loss ........................                      (1.76)%                 (1.40)%                    (0.89)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ....                     $9,021                  $9,089                    $26,122
Portfolio turnover rate ....................                        110 %                   100 %                       95 %(1)


------------------------
       *        Commencement of operations.
       [+/+] The per share amounts were computed using an average number of shares outstanding during the period.
       + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
      (1)       Not annualized.
      (2)       Annualized.
      (3) Reflects overall Fund ratios for investment income and non-class specific expenses.



                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY TECHNOLOGY FUND
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley Technology Fund:


We have audited the accompanying statement of assets and liabilities of Morgan Stanley Technology Fund (the "Fund"), including the portfolio of investments, as of August 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Technology Fund as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
New York, New York
October 21, 2003

Morgan Stanley Technology Fund
Trustee and Officer Information

Independent Trustees:


                                                         Term of
                                                       Office and
                                        Position(s)     Length of
       Name, Age and Address of          Held with        Time
          Independent Trustee            Registrant      Served*
-------------------------------------- ------------- --------------
Michael Bozic (62)                     Trustee       Since
c/o Mayer, Brown, Rowe & Maw LLP                     April 1994
Counsel to the Independent Directors
1675 Broadway
New York, NY




Edwin J. Garn (70)                     Trustee       Since
c/o Summit Ventures LLC                              January 1993
1 Utah Center
201 S. Main Street
Salt Lake City, UT




Wayne E. Hedien (69)                   Trustee       Since
c/o Mayer, Brown, Rowe & Maw LLP                     September
Counsel to the Independent Directors                 1997
1675 Broadway
New York, NY


                                                                                   Number of
                                                                                  Portfolios
                                                                                    in Fund
                                                                                    Complex
                                                                                   Overseen
       Name, Age and Address of                 Principal Occupation(s)               by
          Independent Trustee                    During Past 5 Years**            Trustee***   Other Directorships Held by Trustee
-------------------------------------- ----------------------------------------- ------------ ------------------------------------
Michael Bozic (62)                     Retired; Director or Trustee of the           216      Director of Weirton Steel
c/o Mayer, Brown, Rowe & Maw LLP       Retail Funds and TCW/DW Term Trust                     Corporation.
Counsel to the Independent Directors   2003 (since April 1994) and the
1675 Broadway                          Institutional Funds (since July 2003);
New York, NY                           formerly Vice Chairman of Kmart
                                       Corporation (December 1998-October 2000),
                                       Chairman and Chief Executive Officer of
                                       Levitz Furniture Corporation (November
                                       1995-November 1998) and President and
                                       Chief Executive Officer of Hills
                                       Department Stores (May 1991-July 1995);
                                       formerly variously Chairman, Chief
                                       Executive Officer, President and Chief
                                       Operating Officer (1987-1991) of the
                                       Sears Merchandise Group of Sears, Roebuck
                                       & Co.

Edwin J. Garn (70)                     Director or Trustee of the Retail Funds       216      Director of Franklin Covey (time
c/o Summit Ventures LLC                and TCW/DW Term Trust 2003 (since                      management systems), BMW Bank
1 Utah Center                          January 1993) and the Institutional                    of North America, Inc. (industrial
201 S. Main Street                     Funds (since July 2003); member of                     loan corporation), United Space
Salt Lake City, UT                     the Utah Regional Advisory Board of                    Alliance (joint venture between
                                       Pacific Corp.; formerly United States                  Lockheed Martin and the Boeing
                                       Senator (R-Utah) (1974-1992) and                       Company) and Nuskin Asia Pacific
                                       Chairman, Senate Banking Committee                     (multilevel marketing); member of
                                       (1980-1986), Mayor of Salt Lake City,                  the board of various civic and
                                       Utah (1971-1974), Astronaut, Space                     charitable organizations.
                                       Shuttle Discovery (April 12-19, 1985),
                                       and Vice Chairman, Huntsman
                                       Corporation (chemical company).

Wayne E. Hedien (69)                   Retired; Director or Trustee of the           216      Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe & Maw LLP       Retail Funds and TCW/DW Term Trust                     (private mortgage insurance);
Counsel to the Independent Directors   2003; (Since September 1997) and                       Trustee and Vice Chairman of The
1675 Broadway                          the Institutional Funds (since July                    Field Museum of Natural History;
New York, NY                           2003); formerly associated with the                    director of various other business
                                       Allstate Companies (1966-1994),                        and charitable organizations.
                                       most recently as Chairman of The
                                       Allstate Corporation (March
                                       1993-December 1994) and Chairman
                                       and Chief Executive Officer of its
                                       wholly-owned subsidiary, Allstate
                                       Insurance Company (July
                                       1989-December 1994).

Morgan Stanley Technology Fund
Trustee and Officer Information continued


                                                         Term of
                                                       Office and
                                         Position(s)    Length of
        Name, Age and Address of          Held with       Time
          Independent Trustee             Registrant     Served*
--------------------------------------- ------------- ------------
Dr. Manuel H. Johnson (54)              Trustee       Since
c/o Johnson Smick International, Inc.                 July 1991
2099 Pennsylvania
Avenue, N.W.
Suite 950 Washington, D.C.



Joseph J. Kearns (61)                   Trustee       Since
PMB754                                                July 2003
23852 Pacific Coast Highway
Malibu, CA



Michael E. Nugent (67)                  Trustee       Since
c/o Triumph Capital, L.P.                             July 1991
445 Park Avenue
New York, NY



Fergus Reid (71)                        Trustee       Since
85 Charles Colman Blvd.                               July 2003
Pawling, NY



                                                                                   Number of
                                                                                  Portfolios
                                                                                    in Fund
                                                                                    Complex
                                                                                   Overseen
        Name, Age and Address of                 Principal Occupation(s)              by
          Independent Trustee                     During Past 5 Years**           Trustee***   Other Directorships Held by Trustee
--------------------------------------- ---------------------------------------- ------------ -------------------------------------
Dr. Manuel H. Johnson (54)              Chairman of the Audit Committee and           216      Director of NVR, Inc. (home
c/o Johnson Smick International, Inc.   Director or Trustee of the Retail Funds                construction); Chairman and Trustee
2099 Pennsylvania                       and TCW/DW Term Trust 2003 (since                      of the Financial Accounting
Avenue, N.W.                            July 1991) and the Institutional Funds                 Foundation (oversight organization
Suite 950                               (since July 2003); Senior Partner,                     of the Financial Accounting
Washington, D.C.                        Johnson Smick International, Inc., a                   Standards Board); Director of RBS
                                        consulting firm; Co-Chairman and a                     Greenwich Capital Holdings (financial
                                        founder of the Group of Seven Council                  holding company).
                                        (G7C), an international economic
                                        commission; formerly Vice Chairman
                                        of the Board of Governors of the
                                        Federal Reserve System and Assistant
                                        Secretary of the U.S. Treasury.

Joseph J. Kearns (61)                   Deputy Chairman of the Audit                  217      Director of Electro Rent Corporation
PMB754                                  Committee and Director or Trustee of                   (equipment leasing), The Ford Family
23852 Pacific Coast Highway             the Retail Funds and TCW/DW Term                       Foundation, and the UCLA
Malibu, CA                              Trust 2003 (since July 2003) and the                   Foundation.
                                        Institutional Funds (since August 1994);
                                        previously Chairman of the Audit
                                        Committee of the Institutional Funds
                                        (October 2001-July 2003); President,
                                        Kearns & Associates LLC (investment
                                        consulting); formerly CFO of the J. Paul
                                        Getty Trust.

Michael E. Nugent (67)                  Chairman of the Insurance Committee           216      Director of various business
c/o Triumph Capital, L.P.               and Director or Trustee of the Retail                  organizations.
445 Park Avenue                         Funds and TCW/DW Term Trust 2003
New York, NY                            (since July 1991) and the Institutional
                                        Funds (since July 2001); General Partner
                                        of Triumph Capital, L.P., a private
                                        investment partnership; formerly Vice
                                        President, Bankers Trust Company and BT
                                        Capital Corporation ( 1984-1988).

Fergus Reid (71)                        Chairman of the Governance                    217      Trustee and Director of certain
85 Charles Colman Blvd.                 Committee and Director or Trustee of                   investment companies in the
Pawling, NY                             the Retail Funds and TCW/DW Term                       JPMorgan Funds complex managed
                                        Trust 2003 (since July 2003) and the                   by JP Morgan Investment
                                        Institutional Funds (since June 1992);                 Management Inc.
                                        Chairman of Lumelite Plastics
                                        Corporation.


Morgan Stanley Technology Fund
Trustee and Officer Information continued

Interested Trustees:

                                                Term of
                                              Office and
                                Position(s)    Length of
   Name, Age and Address of      Held with       Time
      Independent Trustee        Registrant     Served*
------------------------------ ------------- ------------
Charles A. Fiumefreddo (70)    Chairman of   Since
c/o Morgan Stanley Trust       the Board     July 1991
Harborside Financial Center,   and Trustee
Plaza Two,
Jersey City, NJ


James F. Higgins (55)          Trustee       Since
c/o Morgan Stanley Trust                     June 2000
Harborside Financial Center,
Plaza Two,
Jersey City, NJ


Philip J. Purcell (60)         Trustee       Since
1585 Broadway                                April 1994
New York, NY


                                                                           Number of
                                                                          Portfolios
                                                                            in Fund
                                                                            Complex
                                                                           Overseen
   Name, Age and Address of             Principal Occupation(s)               by
      Independent Trustee                During Past 5 Years**            Trustee***   Other Directorships Held by Trustee
------------------------------ ----------------------------------------- ------------ ------------------------------------
Charles A. Fiumefreddo (70)    Chairman and Director or Trustee of           216      None
c/o Morgan Stanley Trust       the Retail Funds and TCW/DW Term
Harborside Financial Center,   Trust 2003 (since July 1991) and the
Plaza Two,                     Institutional Funds (since July 2003);
Jersey City, NJ                formerly Chief Executive Officer of the
                               Retail Funds and the TCW/DW Term Trust 2003
                               (until September 2002).

James F. Higgins (55)          Director or Trustee of the Retail Funds       216      Director of AXA Financial, Inc. and
c/o Morgan Stanley Trust       and TCW/DW Term Trust 2003 (since                      The Equitable Life Assurance
Harborside Financial Center,   June 2000) and the Institutional Funds                 Society of the United States
Plaza Two,                     (since July 2003); Senior Advisor of                   (financial services).
Jersey City, NJ                Morgan Stanley (since August 2000);
                               Director of the Distributor and Dean
                               Witter Realty Inc.; previously President
                               and Chief Operating Officer of the
                               Private Client Group of Morgan Stanley
                               (May 1999-August 2000), and
                               President and Chief Operating Officer
                               of Individual Securities of Morgan
                               Stanley (February 1997-May 1999).

Philip J. Purcell (60)         Director or Trustee of the Retail Funds       216      Director of American Airlines, Inc.
1585 Broadway                  and TCW/DW Term Trust 2003 (since                      and its parent company, AMR
New York, NY                   April 1994) and the Institutional Funds                Corporation.
                               (since July 2003); Chairman of the Board of
                               Directors and Chief Executive Officer of Morgan
                               Stanley and Morgan Stanley DW Inc.; Director of
                               the Distributor; Chairman of the Board of
                               Directors and Chief Executive Officer of Novus
                               Credit Services Inc.; Director and/or officer of
                               various Morgan Stanley subsidiaries.

------------
  * This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") (the "Retail Funds").

 ** The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.

*** The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Manager and any funds that have an investment advisor that is an affiliated person of the Investment Manager (including but not limited to Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP).

Morgan Stanley Technology Fund
Trustee and Officer Information continued

Officers:

                                                        Term of
                                                      Office and
                                  Position(s)          Length of
   Name, Age and Address of        Held with             Time
      Executive Officer            Registrant           Served*
----------------------------- ------------------- ------------------
Mitchell M. Merin (50)        President           Since May 1999
1221 Avenue of the Americas
New York, NY



Ronald E. Robison (64)        Executive Vice      Since April 2003
1221 Avenue of the Americas   President and
New York, NY                  Principal
                              Executive Officer



Barry Fink (48)               Vice President      Since
1221 Avenue of the Americas   and General         February 1997
New York, NY                  Counsel



Joseph J. McAlinden (60)      Vice President      Since July 1995
1221 Avenue of the Americas
New York, NY



Stefanie V. Chang (36)        Vice President      Since July 2003
1221 Avenue of the Americas
New York, NY



   Name, Age and Address of
      Executive Officer                             Principal Occupation(s) During Past 5 Years**
----------------------------- -----------------------------------------------------------------------------------------
Mitchell M. Merin (50)        President and Chief Operating Officer of Morgan Stanley Investment Management
1221 Avenue of the Americas   Inc.; President, Director and Chief Executive Officer of the Investment Manager
New York, NY                  and Morgan Stanley Services; Chairman, Chief Executive Officer and Director of
                              the Distributor; Chairman and Director of the Transfer Agent; Director of
                              various Morgan Stanley subsidiaries; President Morgan Stanley Investments LP
                              (since February 2003); President of the Institutional Funds (since July 2003)
                              and President of the Retail Funds and TCW/DW Term Trust 2003 (since May 1999);
                              Trustee (since July 2003) and President (since December 2002) of the Van Kampen
                              Closed-End Funds; Trustee (since May 1999) and President (since October 2002) of the Van Kampen Open-End Funds.

Ronald E. Robison (64)        Chief Global Operations Officer and Managing Director of Morgan Stanley
1221 Avenue of the Americas   Investment Management Inc.; Managing Director of Morgan Stanley & Co.
New York, NY                  Incorporated; Managing Director of Morgan Stanley; Managing Director, Chief
                              Administrative Officer and Director of the Investment Manager and Morgan Stanley
                              Services; Chief Executive Officer and Director of the Transfer Agent; Executive
                              Vice President and Principal Executive Officer of the Institutional Funds (since
                              July 2003); and the TCW/DW Term Trust 2003 (since April 2003); previously
                              President of the Institutional Funds (March 2001-July 2003) and Director of the
                              Institutional Funds (March 2001-July 2003).

Barry Fink (48)               General Counsel (since May 2000) and Managing Director (since December 2000) of
1221 Avenue of the Americas   Morgan Stanley Investment Management; Managing Director (since December 2000),
New York, NY                  Secretary (since February 1997) and Director (since July 1998) of the Investment
                              Manager and Morgan Stanley Services; Assistant Secretary of Morgan Stanley DW;
                              Chief Legal Officer of Morgan Stanley Investments LP (since July 2002); Vice
                              President of the Institutional Funds (since July 2003); Vice President and
                              Secretary of the Distributor; previously Secretary of the Retail Funds (February
                              1997-July 2003); previously Vice President and Assistant General Counsel of the
                              Investment Manager and Morgan Stanley Services (February 1997-December 2001).

Joseph J. McAlinden (60)      Managing Director and Chief Investment Officer of the Investment Manager, Morgan
1221 Avenue of the Americas   Stanley Investment Management Inc. and Morgan Stanley Investments LP; Director of
New York, NY                  the Transfer Agent, Chief Investment Officer of the Van Kampen Funds; Vice President
                              of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).

Stefanie V. Chang (36)        Executive Director of Morgan Stanley & Co. and Morgan Stanley Investment
1221 Avenue of the Americas   Management Inc. and Vice President of the Institutional Funds (since December 1997)
New York, NY                  and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance LLP).

                                                                               4

Morgan Stanley Technology Fund
Trustee and Officer Information continued


                                                      Term of
                                                     Office and
                                  Position(s)        Length of
   Name, Age and Address of        Held with            Time
       Executive Officer           Registrant         Served*
------------------------------ ----------------- -----------------
Francis Smith (38)             Treasurer and     Treasurer since
c/o Morgan Stanley Trust       Chief Financial   July 2003 and
Harborside Financial Center,   Officer           Chief Financial
Plaza Two,                                       Officer since
Jersey City, NJ                                  September
                                                 2002





Thomas F. Caloia (57)          Vice President    Since July 2003
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ





Mary E. Mullin (36)            Secretary         Since July 2003
1221 Avenue of the Americas
New York, NY



   Name, Age and Address of
       Executive Officer                             Principal Occupation(s) During Past 5 Years**
------------------------------ -----------------------------------------------------------------------------------------
Francis Smith (38)             Executive Director of the Investment Manager and Morgan Stanley Services (since
c/o Morgan Stanley Trust       December 2001); previously Vice President of the Retail Funds (September 2002-July
Harborside Financial Center,   2003); previously Vice President of the Investment Manager and Morgan Stanley
Plaza Two,                     Services (August 2000-November 2001) and Senior Manager at
Jersey City, NJ                PricewaterhouseCoopers LLP (January 1998-August 2000).

Thomas F. Caloia (57)          Executive Director (since December 2002) and Assistant Treasurer of the Investment
c/o Morgan Stanley Trust       Manager, the Distributor and Morgan Stanley Services; previously Treasurer of the Retail
Harborside Financial Center,   Funds (April 1989-July 2003); formerly First Vice President of the Investment Manager,
Plaza Two,                     the Distributor and Morgan Stanley Services.
Jersey City, NJ

Mary E. Mullin (36)            Vice President of Morgan Stanley & Co. Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas    Management Inc.; Secretary of the Institutional Funds (since June 1999) and the Retail
New York, NY                   Funds (since July 2003); formerly practiced law with the New York law firms of
                               McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

------------
  * This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.

 ** The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
Chairman of the Board
Mitchell M. Merin
President
Ronald E. Robison
Executive Vice President and Principal
Executive Officer
Barry Fink
Vice President and General Counsel
Joseph J. McAlinden
Vice President
Stefanie V. Chang
Vice President
Francis Smith
Treasurer and Chief Financial Officer
Thomas F. Caloia
Vice President
Mary E. Mullin
Secretary

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus.
The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless proceded or accompanied by an effective Prospectus.
Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW
Inc., member SIPC. Morgan Stanley Distributors Inc., member
NASD.
(copyright) 2003 Morgan Stanley

[MORGAN STANLEY LOGO OMITTED]

                       [MORGAN STANLEY FUNDS LOGO OMITTED]

                                                                  MORGAN STANLEY
                                                                      TECHNOLOGY
                                                                            FUND






                                                                   Annual Report
                                                                 August 31, 2003


                          [MORGAN STANLEY LOGO OMITTED]

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)

    (1) The Fund's Code of Ethics is attached hereto as Exhibit A.

    (2) Not applicable.

    (3) Not applicable.


Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.


Item 4. Principal Accountant Fees and Services

Applicable only for reports covering fiscal years ending on or after December 15, 2003.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.


Item 6. [Reserved.]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.


Item 8. [Reserved.]


Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.


(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Technology Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2003

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 20, 2003

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Technology Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 8, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 8, 2003

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 8, 2003

                                                                    EXHIBIT 10 A

      CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS
      --------------------------------------------------------------------
                              ADOPTED JULY 31, 2003
                              ---------------------


I. This Code of Ethics (the "Code") for the investment companies within the Morgan Stanley complex identified in Exhibit A (collectively, "Funds" and each, a "Fund") applies to each Fund's Principal Executive Officer, President, Principal Financial Officer and Treasurer (or persons performing similar functions) ("Covered Officers" each of whom are set forth in Exhibit B) for the purpose of promoting:

      o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

      o full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Fund;

      o compliance with applicable laws and governmental rules and regulations;

      o prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

      o     accountability for adherence to the Code.

            Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II. COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS OF INTEREST

      OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

      Certain conflicts of interest arise out of the relationships between Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and the Investment

Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as "affiliated persons" (as defined in the Investment Company Act) of the Fund. The Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

      Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

      Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

      Each Covered Officer must not:

      o use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly) to the detriment of the Fund;

      o cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

      o use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

      Each Covered Officer must, at the time of signing this Code, report to the General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

      Conflict of interest situations should always be approved by the General Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

      o service or significant business relationships as a director on the board of any public or private company;

      o accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

      o any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

      o a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III.  DISCLOSURE AND COMPLIANCE

      o Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the Funds;

      o each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund's
            Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

      o each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

      o it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.   REPORTING AND ACCOUNTABILITY

      Each Covered Officer must:

      o upon adoption of the Code (thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

      o annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

      o not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

      o notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this Code.

      The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(1) sought by a Covered Officer must be considered by the Board of the relevant Fund or Funds.

      The Funds will follow these procedures in investigating and enforcing this
Code:

      o the General Counsel will take all appropriate action to investigate any potential violations reported to him;

      o if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

      o any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

      o if the directors/trustees/managing general partners who are not "interested persons" as defined by the Investment Company Act (the "Independent Directors/Trustees/Managing General Partners") of the relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable


----------------
(1) Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

            policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

      o the Independent Directors/Trustees/Managing General Partners of the relevant Fund will be responsible for granting waivers of this Code, as appropriate; and

      o any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.


V.    OTHER POLICIES AND PROCEDURES

      This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the Covered Officers and others, and are not part of this Code.


VI.   AMENDMENTS

      Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each Fund, including a majority of Independent Directors/Trustees/Managing General Partners.


VII.  CONFIDENTIALITY

      All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent Directors/Trustees/Managing General Partners of the relevant Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

VIII. INTERNAL USE

      The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion


I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.


------------------------------

Date:
      ------------------------

                                    EXHIBIT B
                                    ---------

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS
                                ----------------

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer


                                  RETAIL FUNDS
                                COVERED OFFICERS
                                ----------------

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
               Frank Smith - Chief Financial Officer and Treasurer

                                    EXHIBIT C
                                    ---------

                                 GENERAL COUNSEL
                                 ---------------

                                   Barry Fink

                                                                   EXHIBIT 10 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.  I have reviewed this report on Form N-CSR of Morgan Stanley Technology Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b) Omitted.]

c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d) disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: October 20, 2003

                                                     /s/ Ronald E. Robison
                                                     Ronald E. Robison
                                                     Principal Executive Officer

                                                                   EXHIBIT 10 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

6.  I have reviewed this report on Form N-CSR of Morgan Stanley Technology Fund;

7. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

8. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

9. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

b) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b) Omitted.]

e) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

f) disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

10. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

c) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

d) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: October 20, 2003

                                                     /s/ Francis Smith
                                                     Francis Smith
                                                     Principal Financial Officer

                                                                   EXHIBIT 10 B3

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.  I have reviewed this report on Form N-CSR of Morgan Stanley Technology Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b) Omitted.]

c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d) disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: December 8, 2003

                                                     /s/ Ronald E. Robison
                                                     Ronald E. Robison
                                                     Principal Executive Officer

                                                                   EXHIBIT 10 B4

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

6.  I have reviewed this report on Form N-CSR of Morgan Stanley Technology Fund;

7. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

8. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

9. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

b) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b) Omitted.]

e) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

f) disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

10. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

c) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

d) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: December 8, 2003

                                                     /s/ Francis Smith
                                                     Francis Smith
                                                     Principal Financial Officer

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Technology Fund

      In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended August 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1. The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2. The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.



Date: October 20, 2003                               /s/ Ronald E. Robison
                                                     ---------------------------
                                                     Ronald E. Robison
                                                     Principal Executive Officer


A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Technology Fund and will be retained by Morgan Stanley Technology Fund and furnished to the Securities and Exchange Commission or its staff upon request.

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Technology Fund

      In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended August 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1. The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2. The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.



Date: October 20, 2003                               /s/ Francis Smith
                                                     ---------------------------
                                                     Francis Smith
                                                     Principal Financial Officer


A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Technology Fund and will be retained by Morgan Stanley Technology Fund and furnished to the Securities and Exchange Commission or its staff upon request.

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Technology Fund

      In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended August 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1. The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2. The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.



Date: December 8, 2003                               /s/ Ronald E. Robison
                                                     ---------------------------
                                                     Ronald E. Robison
                                                     Principal Executive Officer


A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Technology Fund and will be retained by Morgan Stanley Technology Fund and furnished to the Securities and Exchange Commission or its staff upon request.

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Technology Fund

      In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended August 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1. The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2. The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.



Date: December 8, 2003                               /s/ Francis Smith
                                                     ---------------------------
                                                     Francis Smith
                                                     Principal Financial Officer


A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Technology Fund and will be retained by Morgan Stanley Technology Fund and furnished to the Securities and Exchange Commission or its staff upon request.